Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%
Reconciling items:
Tax exempt interest	0.60%	(1.30%)	(3.80%)
Dividend received deduction	0.50%	(0.30%)	(0.40%)
Other	(0.30%)	0.00%	(0.20%)
Effective income tax rate	21.80%	19.40%	16.60%
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0	$ 0